Investment in Partially-Owned Entities	12 Months Ended
Dec. 31, 2012
Equity Method Investments Disclosure [Text Block]
Investment in Partially-Owned Entities
The Company evaluates all transactions and relationships with variable interest entities (VIEs) to determine whether the Company is the primary beneficiary.
Consolidated Investments in Variable Interest Entities
Based on the Company's evaluation, as of December 31, 2012, the Company has one consolidated VIE — CMS/Colonial Canyon Creek — which the Company began consolidating in September 2009 as a result of a preferred equity contribution of $11.5 million made by the Company to the joint venture in connection with a construction loan refinancing. This joint venture is a variable interest entity and the Company's $11.5 million preferred equity contribution constituted a reconsideration event.
In assessing whether the Company was the primary beneficiary under FASB ASU 2009-17, the Company considered the significant economic activities of this variable interest entity to consist of:

(1)	the sale of the single apartment community owned by the partnership,

(2)	the financing arrangements with banks or other creditors,

(3)	the capital improvements or significant repairs, and

(4)	the pricing of apartment units for rent.
The Company concluded that it has the power to direct the activities of this joint venture and that the Company has the obligation to absorb losses and the right to receive benefits from this joint venture that could be significant to the joint venture. Therefore, the Company consolidates the CMS/Canyon Creek joint venture.
Investments in Unconsolidated Partially-Owned Entities
Investments in unconsolidated partially-owned entities at December 31, 2012 and 2011 consisted of the following:

	Percent	As of December 31,
($ in thousands)	Owned	2012	2011
Multifamily:
Belterra, Ft. Worth, TX	10%	$300	$365
Colonial Grand at Huntcliff, Atlanta, GA	20%	1,195	1,382
Colonial Grand at McKinney, Dallas, TX (1)	25%	1,715	1,721
Colonial Grand at Research Park, Raleigh, NC (2)	—%	—	660
Regents Park (Phase II), Atlanta, GA (1)	40%	2,460	3,341
Total Multifamily		$5,670	$7,469

Commercial:
600 Building Partnership, Birmingham, AL	33%	357	331
Bluerock, Huntsville, AL (3)	—%	—	(6,426)
Colonial Promenade Madison, Huntsville, AL (4)	—%	—	2,062
Colonial Promenade Smyrna, Smyrna, TN	50%	1,683	2,259
DRA/CLP JV (5)	—%	—	(25,152)
Highway 150, LLC, Birmingham, AL (6)	10%	50	43
Parkside Drive LLC II, Knoxville, TN (7)	—%	—	112
Total Commercial		$2,090	$(26,771)

Other:
Colonial/Polar-BEK Management Company, Birmingham, AL	50%	17	28
Total Other		$17	$28

Net investment in partially-owned entities (8)		$7,777	$(19,274)
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(1)	These joint ventures consist of undeveloped land.

(2)	In October 2012, the Company acquired the property held by the joint venture (see below).

(3)
Effective December 31, 2012, the Company sold its 10% noncontrolling interest (see below). This equity interest is presented under “Liabilities” on the Company's Consolidated Balance Sheet as of December 31, 2011.

(4)	In February 2012, the Company sold its 25% noncontrolling joint venture interest (see below).

(5)	Effective June 30, 2012, the Company redeemed its 15% noncontrolling joint venture interest (see below).

(6)	In January 2013, the Company sold its 10% noncontrolling joint venture interest (see Note 22 - "Subsequent Events").

(7)	In December 2011, the Company sold its 50% noncontrolling interest in this joint venture (see below).

(8)
Net investment in partially-owned entities as of December 31, 2011 includes the Trust's $4.1 million contingent obligation related to the DRA/CLP JV. CRLP's net investment in partially owned entities was $(15.1) million as of December 31, 2011.

Effective December 31, 2012, the Company disposed of its 10% noncontrolling interest in the Bluerock office portfolio, which consisted of nine office assets comprising 1.7 million square feet located in Huntsville, Alabama. As a result of the transaction, the Company recognized a gain of approximately $7.4 million (presented in “Income from partially-owned unconsolidated entities” on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss)), the majority of which had been deferred since the formation of the Bluerock entity in 2007. Pursuant to the transaction, the Company received $2.0 million in cash, of which $1.3 million was related to the management agreement buyout and $0.7 million was related to the purchase of the Company's equity interest in the portfolio. Also, as a result of the transaction, the Company no longer has responsibility for $10.7 million of associated mortgage debt and $7.9 million of other liabilities, which represents the Company's pro-rata share. The Company transitioned management and leasing responsibilities as of January 31, 2013. As a result of this transaction, the Company no longer has an equity interest in this portfolio.
In October 2012, the Company purchased Colonial Grand at Research Park, a 370-unit multifamily apartment community located in Raleigh, North Carolina, for $38.0 million, of which $21.3 million was used to repay existing property specific debt at closing. Prior to the acquisition, the Company owned a 20% noncontrolling interest in the joint venture that owned the property. In accordance with ASC 805, the Company remeasured its former noncontrolling interest to fair value and recognized a gain of $2.8 million on the transaction (presented in “Income from partially-owned unconsolidated entities” on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss)). As a result of the transaction, the Company began presenting Colonial Grand at Research Park in the Company's consolidated financial statements beginning October 1, 2012. This acquisition was funded with proceeds from asset dispositions and borrowings on the Company's unsecured credit facility.
In September 2012, the Company recorded a $0.5 million non-cash impairment charge, which represents the Company's pro-rata share of the charge, related to a for-sale residential parcel of land held in a joint venture. This charge is presented in "Income from partially-owned unconsolidated entities" in the Consolidated Statements of Operations and Comprehensive Income (Loss) of the Trust and CRLP.
Effective June 30, 2012, the Company's remaining 15% noncontrolling interest in the 18-asset DRA/CLP joint venture was redeemed by the joint venture in exchange for $2.0 million, and the Company is no longer responsible for approximately $111.3 million of mortgage debt, which represented the Company's pro rata share of the joint venture's mortgage debt. The $2.0 million contingent consideration is payable to the Company following the occurrence of one or more capital events and after certain returns have been achieved with respect to additional capital expected to be invested in the joint venture by other members of the joint venture. However, the Company has assigned no value to this consideration. In addition, the Trust was released from a $4.1 million contingent liability, which represented the Trust's pro rata share of a guaranty obligation resulting from a debt guaranty provided by the joint venture. As a result of the transaction, during the second quarter of 2012, the Company recognized a gain of approximately $21.9 million (presented in “Income from partially-owned unconsolidated entities” on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss)), the majority of which had been deferred since the formation of the DRA/CLP joint venture in 2007. The gain is net of a $3.2 million non-cash impairment charge, which represents the Company's pro-rata share of an impairment recorded by the joint venture for 2011, but omitted in the Company's annual financial statements for the year ended December 31, 2011. Along with the redemption of its interest in the DRA/CLP joint venture the Company has reduced its workforce in the commercial segment by a total of 27 employees through the elimination of certain positions. As a result, approximately $1.4 million in termination benefits and severance-related charges, are included in “Income from partially-owned unconsolidated entities” on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) for the year ended December 31, 2012. Of the $1.4 million in charges, $0.7 million is unpaid and reflected in “Accrued expenses” on the Company's Consolidated Balance Sheets of the Trust and CRLP as of December 31, 2012. The Company transitioned the management of the properties and certain leasing responsibilities to a third party as of September 30, 2012. As a result of this transaction, the Company no longer has an interest in this joint venture.
In February 2012, the Company sold its 25% noncontrolling joint venture interest in Colonial Promenade Madison, a 111,000 square-foot retail center located in Huntsville, Alabama, to a minority partner for total consideration of $3.0 million. The Company recognized a gain of approximately $1.0 million on this transaction. Proceeds from the sale were used to repay a portion of the outstanding balance on the Company's unsecured credit facility. As a result of this transaction, the Company no longer has an interest in this joint venture.
In December 2011, the Company, Parkside Drive LLC I and Parkside Drive LLC II sold Colonial Pinnacle at Turkey Creek, a 659,000-square-foot retail center located in Knoxville, Tennessee, for total consideration of $131.7 million. The Company held a 50% noncontrolling interest in this asset and received cash proceeds of $25.6 million in connection with the sale, which is presented in "Distributions from partially-owned entities" on the Consolidated Statements of Cash Flows of the Trust and CRLP. These proceeds were used to repay a portion of the outstanding balance on the Company's unsecured credit facility and fund the acquisition of multifamily apartment communities (see Note 3 - "Real Estate Activity - Acquisition Activity"). The Company recognized an $18.8 million gain on this transaction.
In November 2011, the Company sold its remaining 5% noncontrolling joint venture interest in Colonial Promenade Alabaster II/Tutwiler II, LLC, a 420,000-square-foot retail center located in Birmingham, Alabama, to the majority partner. The company's interest was sold for total consideration of $2.4 million, comprised of $0.4 million in cash and the joint venture partner's assumption of the Company's $2.0 million share of the existing loan secured by the property. Proceeds from the sale were used to repay a portion of the outstanding balance on the Company's unsecured credit facility. As a result of this transaction, the Company no longer has an interest in this joint venture.
In July 2011, the Company purchased the remaining 50% interest in Laneboro at Heathrow, LLC for $1.3 million. This site is currently under active construction and is scheduled to be completed in the first quarter of 2013 (see Note 5 - "Undeveloped Land and Construction in Progress"). The property under construction, Colonial Grand at Lake Mary (Phase II), is adjacent to the Colonial Grand at Lake Mary (Phase I) multifamily property that was placed into service in the fourth quarter 2012.

In October 2010, the Company sold its remaining 50% noncontrolling interest in the Parkway Place Mall in Huntsville, Alabama, to joint venture partner CBL & Associates Properties, Inc. The Company's interest was sold for total consideration of $38.8 million, comprised of $17.9 million in cash (presented as a component of “Distributions from partially-owned unconsolidated entities” in the Consolidated Statement of Cash Flows of the Trust and CRLP) and CBL's assumption of the Company's $20.9 million share of the existing loan secured by the property. Proceeds from the sale were used to repay a portion of the outstanding balance of the Company's unsecured credit facility. The Company recognized a $3.5 million gain on this transaction.
In June 2010, the Company exited two single-asset multifamily joint ventures with DRA Advisors LLC (“DRA”) totaling 664 units, in each of which the Company had a 20% ownership interest. Pursuant to the transaction, the Company transferred its 20% ownership interest in Colonial Village at Cary to DRA and made a net cash payment of $2.7 million in exchange for DRA's 80% ownership in the 345-unit Colonial Grand at Riverchase Trails located in Birmingham, Alabama. Additionally, the Company assumed and subsequently repaid the $19.3 million loan securing Colonial Grand at Riverchase Trails, which was set to mature on October 1, 2010. The Company now owns 100% of Colonial Grand at Riverchase Trails and DRA now owns 100% of Colonial Village at Cary, with respect to which DRA assumed the existing secured mortgage. The Company continued to manage Colonial Village at Cary through September 30, 2010, pursuant to an existing management agreement. The transaction was funded by borrowings from the Company's unsecured credit facility and proceeds from issuances of common shares through the Company's “at-the-market” equity program.
Combined financial information for the Company’s investments in unconsolidated partially-owned entities since the respective dates of the Company’s acquisitions is as follows:

	As of December 31,
($ in thousands)	2012	2011 (1)
Balance Sheet
Assets
Land, building and equipment, net	$92,366	$1,044,266
Construction in progress	12,701	13,841
Other assets	10,347	78,564
Total assets	$115,414	$1,136,671
Liabilities and partners’ equity
Notes payable (2)	$83,738	$957,068
Other liabilities	2,238	106,068
Partners’ equity	29,438	73,535
Total liabilities and partners’ equity	$115,414	$1,136,671
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(1)
"Land, building and equipment, net" has been revised from the amount previously reported to appropriately reflect an asset impairment of $34.5 million recorded by the DRA/CLP joint venture during 2011.

(2)	The Company’s pro-rata share of indebtedness, as calculated based on ownership percentage, at December 31, 2012 and 2011 was $20.7 million and $147.8 million, respectively.

	Years Ended December 31,
($ in thousands)	2012	2011 (1)	2010
Statement of Operations
Revenues	$88,790	$162,474	$179,506
Operating expenses	(34,754)	(93,707)	(64,478)
Interest expense	(39,899)	(67,930)	(71,524)
Depreciation, amortization and other	(18,409)	(23,963)	(74,006)
Net loss (2)	$(4,272)	$(23,126)	$(30,502)
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(1)	"Operating expenses" has been revised from amount previously reported to appropriately reflect an impairment charge of $34.5 million recorded by the DRA/CLP joint venture during 2011.

(2)
In addition to including the Company’s pro-rata share of income (loss) from partially-owned unconsolidated entities of $0.2 million, $12.3 million and $(3.7) million for the years ended December 31, 2012, 2011, and 2010, respectively, “Income from partially-owned unconsolidated entities”on the Company's Consolidated Statements of Operations and Comprehensive Income (Loss) includes gains(losses) on the Company’s dispositions of joint-venture interests and amortization of basis differences which are not reflected in the table above.